Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following:
	December 31, 2023	December 31, 2022
Other payables and accrued liabilities
Rental deposits	$1,100,301	$308,153
Salary payables	302,074	117,632
Others	20,362	107,856
Receipt in advance	6,817,197	2,758,120
Payable under acquisition	24,123,116	8,678,357
Advance for operational purpose	1,205,058	916,332
Lending with no interests	-	1,413,617
Total other payables and accrued liabilities	$33,568,108	$14,300,067